Income Taxes - Differences Between Income Taxes Expected at the US Federal Statutory Income Tax Rate and the Reported Income Tax Expense (Detail) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jul. 31, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jul. 31, 2020	Jul. 31, 2019	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Income Tax Disclosure [Abstract]
Income tax benefit at statutory rate of 21% for 2019 and 2020 (2018: 33.8%)												$ (5,701)	$ (4,644)	$ (6,268)
State income tax benefit, net of federal impact												141	(1,331)	(780)
Changes in valuation allowance												3,303	11,627	(3,284)
Impacts of adoption of the new revenue standard												2,389
Nondeductible expenses												231	175	66
Foreign rate differential												108	96	(32)
Stock-based compensation												19	(5,753)	181
Remeasurement of deferred taxes due to Tax Cuts and Jobs Act														9,958
Other												96	24	209
Total tax expense:	$ 203	$ 90	$ 158	$ 202	$ 136	$ 75	$ 14	$ 45	$ 60	$ 400	$ 338	$ 586	$ 194	$ 50
Income tax benefit at statutory rate												21.00%	21.00%	33.80%
State income tax benefit, net of federal impact												(0.50%)	6.00%	4.20%
Changes in valuation allowance												(12.20%)	(52.60%)	17.70%
Impacts of adoption of the new revenue standard												(8.80%)	0.00%	0.00%
Nondeductible expenses												(0.80%)	(0.80%)	(0.40%)
Foreign rate differential												(0.40%)	(0.40%)	0.20%
Stock-based compensation												(0.10%)	26.00%	(1.00%)
Remeasurement of deferred taxes due to Tax Cuts and Jobs Act												(0.00%)	(0.00%)	(53.70%)
Other												(0.40%)	(0.10%)	(1.10%)
Effective income tax rate												(2.20%)	(0.90%)	(0.30%)